Revenues, Deferred Revenues and Segments - Schedule of Segment Operating Income (Loss) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Segment Operating Income (Loss) [Line Items]
Revenues	$ 3,110	$ 302
General and administrative expenses	15,093	3,077
Impairment of non-financial assets	59,535
Operating loss from continuing operations	(72,361)	(3,874)
Interest income (expense)	58	(80)
Other income (expense)	(5,533)	2,433
Loss before income taxes from continuing operations	(77,836)	(1,521)
Digital Assets Treasury [Member]
Schedule of Segment Operating Income (Loss) [Line Items]
Revenues	3,091
Equity based expenses	843
General and administrative expenses	14,598
Impairment of non-financial assets	59,535
Operating loss from continuing operations	(71,885)
Interest income (expense)	58
Other income (expense)	(5,703)
Loss before income taxes from continuing operations	(77,530)
Legacy Sport Portfolio [Member]
Schedule of Segment Operating Income (Loss) [Line Items]
Revenues	19	302
Equity based expenses		1,099
General and administrative expenses	495	3,077
Impairment of non-financial assets
Operating loss from continuing operations	(476)	(3,874)
Interest income (expense)		(80)
Other income (expense)	170	2,433
Loss before income taxes from continuing operations	(306)	(1,521)
Consolidated [Member]
Schedule of Segment Operating Income (Loss) [Line Items]
Revenues	3,110	302
Equity based expenses	843	1,099
General and administrative expenses	15,093	3,077
Impairment of non-financial assets	59,535
Operating loss from continuing operations	(72,361)	(3,874)
Interest income (expense)	58	(80)
Other income (expense)	(5,533)	2,433
Loss before income taxes from continuing operations	$ (77,836)	$ (1,521)